Schedule H, Line 41- Schedule of Assets (Held at End of Year)	12 Months Ended
Dec. 31, 2025
EBP 033
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 41- Schedule of Assets (Held at End of Year)
MASCO CORPORATION 401(k) PLAN
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
December 31, 2025
EIN: 38-1794485
Plan Number: 033

(a)	(b) Identity of Issue, Borrower, Lessor or Similar Party	(c) Description of Investment Including Maturity Date, Rate of Interest, Collateral, Par or Maturity Value	(d) Cost	(e) Current Value
	Dodge & Cox Stock Fund - Class X	Mutual Fund	**	$56,259,752
*	Fidelity® U.S. Bond Index Fund Institutional Class	Mutual Fund	**	24,469,865
*	Fidelity® Institutional Money Market Government Portfolio Institutional Class	Mutual Fund	**	61,105,450
*	Managed Income Portfolio Class II	Collective Trust Fund	**	13,535,079
	Harbor Capital Appreciation CIT Class R	Collective Trust Fund	**	207,182,775
*	Fidelity® Diversified International Commingled Pool	Collective Trust Fund	**	38,388,521
*	Fidelity® Low-Priced Stock Commingled Pool	Collective Trust Fund	**	30,988,309
*	FIAM Small Capitalization Core Commingled Pool Class D	Collective Trust Fund	**	30,567,734
*	FIAM Core Plus Commingled Pool Class J	Collective Trust Fund	**	56,302,180
	Spartan® 500 Index Pool Class D	Collective Trust Fund	**	251,346,245
	Spartan® Total International Index Pool Class D	Collective Trust Fund	**	49,214,986
*	Fidelity Freedom® Blend Retirement Commingled Pool Class S	Collective Trust Fund	**	4,134,070
*	Fidelity Freedom® Blend 2010 Commingled Pool Class S	Collective Trust Fund	**	5,228,235
*	Fidelity Freedom® Blend 2015 Commingled Pool Class S	Collective Trust Fund	**	8,037,875
*	Fidelity Freedom® Blend 2020 Commingled Pool Class S	Collective Trust Fund	**	34,570,070
*	Fidelity Freedom® Blend 2025 Commingled Pool Class S	Collective Trust Fund	**	77,846,836
*	Fidelity Freedom® Blend 2030 Commingled Pool Class S	Collective Trust Fund	**	166,864,164
*	Fidelity Freedom® Blend 2035 Commingled Pool Class S	Collective Trust Fund	**	144,678,715
*	Fidelity Freedom® Blend 2040 Commingled Pool Class S	Collective Trust Fund	**	135,591,891
*	Fidelity Freedom® Blend 2045 Commingled Pool Class S	Collective Trust Fund	**	124,117,773
*	Fidelity Freedom® Blend 2050 Commingled Pool Class S	Collective Trust Fund	**	86,582,209
*	Fidelity Freedom® Blend 2055 Commingled Pool Class S	Collective Trust Fund	**	57,414,280
*	Fidelity Freedom® Blend 2060 Commingled Pool Class S	Collective Trust Fund	**	33,302,591
*	Fidelity Freedom® Blend 2065 Commingled Pool Class S	Collective Trust Fund	**	13,266,043
*	Fidelity Freedom® Blend 2070 Commingled Pool Class S	Collective Trust Fund	**	884,579
*	Masco Corporation Company Stock Fund	Stock Fund	**	27,272,518
*	Fidelity BrokerageLink®	Self-directed brokerage account	**	88,324,813
*	Notes Receivable from Participants	Ranging 1-15 years maturity with rates of Interest, 3.25% - 8.50%	-0-	28,020,647
				$1,855,498,205

* These investments are with a party-in-interest.

** Historical cost information is not required on the Schedule of Assets (Held at End of Year) for participant-directed investments.